THE ALGER FUNDS II
QUARTERLY REPORT
July 31, 2026 (UNAUDITED)

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—101.5%
ADVERTISING & MARKETING—2.2%
AppLovin Corp., Cl. A+,*	236,224	$ 93,521,082
AEROSPACE & DEFENSE—2.2%
GE Aerospace	20,000	7,201,400
HEICO Corp., Cl. A	343,395	88,348,666

		95,550,066
ASSET MANAGEMENT—0.6%
IREN Ltd.*	78,353	2,883,390
Robinhood Markets, Inc., Cl. A*	261,728	22,655,176

		25,538,566
AUTOMOTIVE—2.5%
Tesla, Inc.+,*	345,628	107,562,890
BEVERAGES—0.5%
Celsius Holdings, Inc.*	733,552	21,427,054
BIOTECHNOLOGY & PHARMACEUTICALS—5.9%
Abivax SA ADR*	334,177	41,745,391
Arrowhead Pharmaceuticals, Inc.*	425,128	35,987,085
Ascendis Pharma A/S*	36,753	8,964,424
AstraZeneca PLC	21,243	3,603,663
Biogen, Inc.*	105,355	21,381,797
Cogent Biosciences, Inc.*	339,731	13,225,728
Dianthus Therapeutics, Inc.*	243,368	26,020,907
Johnson & Johnson	116,318	29,818,119
Merck & Co., Inc.	205,000	26,691,000
Novo Nordisk A/S, Cl. B ADR	793,505	37,358,215
Revolution Medicines, Inc.*	43,082	8,079,168

		252,875,497
CABLE & SATELLITE—1.3%
Space Exploration Technologies Corp., Cl. A+,*	517,840	56,118,321
COMMERCIAL SUPPORT SERVICES—1.2%
GFL Environmental, Inc.+	1,235,971	51,070,322
E-COMMERCE DISCRETIONARY—6.1%
Amazon.com, Inc.+,*	731,334	198,615,688
Sea Ltd., Cl. A ADR+,*	596,911	63,714,280

		262,329,968
ELECTRIC UTILITIES—2.7%
Constellation Energy Corp.	124,114	32,610,954
Talen Energy Corp.+,*	249,882	83,485,576

		116,096,530
ELECTRICAL EQUIPMENT—3.4%
Arxis, Inc., Cl. A*	45,000	2,443,500
Bloom Energy Corp., Cl. A*	29,044	5,977,546
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—101.5% (CONT.)
ELECTRICAL EQUIPMENT—3.4% (CONT.)
Forgent Power Solutions, Inc., Cl. A*	1,213,319	$ 40,367,123
GE Vernova, Inc.+	66,401	65,756,246
Madison Air Solutions Corp., Cl. A*	33,736	980,368
Vertiv Holdings Co., Cl. A	129,759	31,345,882

		146,870,665
ENGINEERING & CONSTRUCTION—0.3%
Comfort Systems USA, Inc.	5,112	8,842,175
Quanta Services, Inc.	6,815	4,548,059

		13,390,234
ENTERTAINMENT CONTENT—0.2%
Sphere Entertainment Co., Cl. A*	64,973	9,307,382
HEALTH CARE FACILITIES & SERVICES—1.0%
Cardinal Health, Inc.	99,120	22,800,574
UnitedHealth Group, Inc.	50,913	21,098,347

		43,898,921
HOME & OFFICE PRODUCTS—0.7%
SharkNinja, Inc.*	104,956	16,978,732
Somnigroup International, Inc.	225,299	14,718,784

		31,697,516
INFRASTRUCTURE SOFTWARE—16.1%
Cloudflare, Inc., Cl. A*	153,083	42,707,095
Microsoft Corp.+	858,843	399,121,519
MongoDB, Inc., Cl. A*	66,234	22,352,650
Nebius Group NV, Cl. A+,*	911,345	173,529,202
ServiceNow, Inc.*	350,167	38,949,075
Snowflake, Inc.*	53,742	15,761,454

		692,420,995
INTERNET MEDIA & SERVICES—9.4%
Alphabet, Inc., Cl. C+	561,844	200,381,663
Anthropic PBC, Series G(a),*,@	8,175	4,815,075
Meta Platforms, Inc., Cl. A+	349,188	194,396,451
Reddit, Inc., Cl. A*	34,630	4,871,402

		404,464,591
MEDICAL EQUIPMENT & DEVICES—2.4%
Natera, Inc.+,*	294,154	78,762,675
Thermo Fisher Scientific, Inc.	45,825	26,317,297

		105,079,972
METALS & MINING—1.3%
Cameco Corp.	327,814	28,316,573
Centrus Energy Corp., Cl. A*	47,619	8,425,230
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—101.5% (CONT.)
METALS & MINING—1.3% (CONT.)
Freeport-McMoRan, Inc.	301,537	$ 18,885,262

		55,627,065
RENEWABLE ENERGY—0.8%
First Solar, Inc.*	23,057	4,865,719
Nextpower, Inc., Cl. A*	73,265	6,584,325
SOLV Energy, Inc., Cl. A*	780,344	22,185,180

		33,635,224
RETAIL - DISCRETIONARY—1.1%
QXO, Inc.*	3,640,977	48,424,994
SEMICONDUCTOR MANUFACTURING—4.3%
GlobalFoundries, Inc.	315,021	15,747,900
Taiwan Semiconductor Manufacturing Co., Ltd. ADR+	423,382	171,152,173

		186,900,073
SEMICONDUCTOR DEVICES—22.4%
Advanced Micro Devices, Inc.*	54,966	26,172,061
ARM Holdings PLC ADR*	17,295	4,145,439
Astera Labs, Inc.+,*	185,632	57,774,247
Broadcom, Inc.+	377,587	146,987,067
Credo Technology Group Holding Ltd.*	35,000	7,244,650
Micron Technology, Inc.	41,560	34,205,127
NVIDIA Corp.+	3,322,243	666,940,282
SK hynix, Inc.	20,291	23,043,590

		966,512,463
SPECIALTY FINANCE—1.3%
Figure Technology Solutions, Inc., Cl. A*	864,093	21,524,556
Rocket Cos., Inc., Cl. A*	1,111,813	14,342,388
S&P Global, Inc.	50,790	20,921,925

		56,788,869
TECHNOLOGY HARDWARE—11.6%
Apple, Inc.+	963,992	297,786,769
Lumentum Holdings, Inc.*	48,874	34,893,103
Western Digital Corp.+	309,856	168,821,943

		501,501,815
TOTAL COMMON STOCKS (Cost $1,921,871,910)		4,378,611,075
PREFERRED STOCKS—4.4%
APPLICATION SOFTWARE—3.0%
Databricks, Inc., Series J(a),*,@	325,466	78,342,921
Open AI Group PBC, Series C(a),*,@	14,609	10,046,418
SB Technology, Inc., Series E(a),*,@	1,146,050	41,303,642
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—4.4% (CONT.)
APPLICATION SOFTWARE—3.0% (CONT.)
SB Technology, Inc., Series F(a),*,@	24,183	$ 1,000,692

		130,693,673
MACHINERY—1.4%
Apptronik, Inc., Series A-X1(a),*,@	348,019	12,827,981
Figure AI, Inc., Series C(a),*,@	238,934	46,558,679

		59,386,660
TOTAL PREFERRED STOCKS (Cost $120,316,586)		190,080,333
REAL ESTATE INVESTMENT TRUSTS—0.3%
REIT—0.3%
Welltower, Inc.	63,493	14,885,299
(Cost $13,282,924)		14,885,299
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,282,924)		14,885,299
SPECIAL PURPOSE VEHICLES—1.9%
APPLICATION SOFTWARE—0.9%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares)(a),(b),*,@		39,724,844
INTERNET MEDIA & SERVICES—1.0%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, and B-2, and C preferred shares)(a),*,@		40,470,064
TOTAL SPECIAL PURPOSE VEHICLES (Cost $64,236,986)		80,194,908
SHORT-TERM SECURITIES—0.0%
MONEY MARKET FUNDS—0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.55%(c)	251,048	251,048
(Cost $251,048)		251,048

Total Investments (Cost $2,119,959,454)	108.1%	$4,664,022,663
Affiliated Securities (Cost $40,240,452)		39,724,844
Unaffiliated Securities (Cost $2,079,719,002)		4,624,297,819
Securities Sold Short (Proceeds $397,128,532)	(9.5)%	(411,313,653)
Other Assets in Excess of Liabilities	1.4%	61,075,427
NET ASSETS	100.0%	$4,313,784,437

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 3 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

(c)	Rate shown reflects 7-day effective yield as of July 31, 2026.
*	Non-income producing security.
+	All or a portion of this security is held as collateral for securities sold short.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2026
2026 VDC LP	3/2/26, 4/1/26	$40,240,452	$39,724,844	0.9%
Anthropic PBC, Series G	3/31/26	2,118,440	4,815,075	0.1%
Apptronik, Inc., Series A-X1	1/29/26	12,865,288	12,827,981	0.3%
Databricks, Inc., Series J	12/17/24	30,105,605	78,342,921	1.8%
Disruptive Technology Solutions LI, LLC	11/4/25, 4/28/26	23,996,534	40,470,064	1.0%
Figure AI, Inc., Series C	11/18/25, 6/10/26	46,575,787	46,558,679	1.1%
Open AI Group PBC, Series C	3/31/26	10,046,418	10,046,418	0.2%
SB Technology, Inc., Series E	10/23/24, 12/18/24	19,723,521	41,303,642	1.0%
SB Technology, Inc., Series F	5/22/26	999,967	1,000,692	0.0%
Total		$186,672,012	$275,090,316	6.4%
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—(4.7)%
ADVERTISING & MARKETING—(0.2)%
Omnicom Group, Inc.	(82,224)	$(6,471,029)
The Trade Desk, Inc., Cl. A*	(250,421)	(4,517,595)

		(10,988,624)
APPAREL & TEXTILE PRODUCTS—(0.2)%
NIKE, Inc., Cl. B	(178,414)	(7,441,648)
APPLICATION SOFTWARE—(1.0)%
Atlassian Corp., Cl. A*	(39,081)	(3,947,767)
Autodesk, Inc.*	(31,991)	(7,492,292)
Braze, Inc., Cl. A*	(278,987)	(6,952,356)
Figma, Inc., Cl. A*	(433,211)	(10,535,692)
HubSpot, Inc.*	(30,016)	(7,124,598)
Intuit, Inc.	(16,588)	(5,242,969)

		(41,295,674)
BEVERAGES—(0.2)%
Brown-Forman Corp., Cl. B	(207,084)	(5,949,523)
Molson Coors Beverage Co., Cl. B	(117,042)	(4,864,266)

		(10,813,789)
COMMERCIAL SUPPORT SERVICES—(0.3)%
Automatic Data Processing, Inc.	(47,800)	(12,736,788)
CONSTRUCTION MATERIALS—(0.2)%
Advanced Drainage Systems, Inc.	(28,830)	(3,992,378)
Carlisle Cos., Inc.	(13,799)	(4,966,536)

		(8,958,914)
CONTAINERS & PACKAGING—(0.1)%
Ball Corp.	(63,111)	(4,095,904)
ELECTRIC UTILITIES—(0.3)%
Exelon Corp.	(242,635)	(11,117,536)
ELECTRICAL EQUIPMENT—(0.1)%
OSI Systems, Inc.*	(19,914)	(4,408,761)
ENTERTAINMENT CONTENT—(0.1)%
The Walt Disney Co.	(67,941)	(6,535,245)
INFRASTRUCTURE SOFTWARE—(0.1)%
Teradata Corp.*	(159,663)	(4,947,956)
INTERNET MEDIA & SERVICES—(0.2)%
Uber Technologies, Inc.*	(93,678)	(6,591,184)
IT SERVICES—(0.2)%
Accenture PLC, Cl.A	(59,096)	(9,805,208)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(4.7)% (CONT.)
MEDICAL EQUIPMENT & DEVICES—(0.2)%
Medline, Inc., Cl. A*	(120,000)	$(4,713,600)
ResMed, Inc.	(15,865)	(3,347,198)

		(8,060,798)
SEMICONDUCTOR DEVICES—(0.4)%
Infineon Technologies AG	(79,336)	(5,693,436)
Skyworks Solutions, Inc.	(187,296)	(11,664,795)

		(17,358,231)
SPECIALTY FINANCE—(0.2)%
FactSet Research Systems, Inc.	(29,288)	(7,708,602)
TECHNOLOGY HARDWARE—(0.3)%
Logitech International SA	(54,728)	(5,608,525)
Motorola Solutions, Inc.	(15,807)	(6,887,900)

		(12,496,425)
TELECOMMUNICATIONS—(0.2)%
Verizon Communications, Inc.	(186,502)	(8,730,159)
TRANSPORTATION & LOGISTICS—(0.2)%
United Parcel Service, Inc., Cl.B	(82,000)	(8,546,040)
TOTAL COMMON STOCKS (Proceeds $201,066,053)		$(202,637,486)
REAL ESTATE INVESTMENT TRUSTS—(0.2)%
REIT—(0.2)%
American Tower Corp.	(47,988)	(8,319,200)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $8,504,627)		$(8,319,200)

EXCHANGE TRADED FUNDS—(4.6)%
MARKET INDICES—(4.5)%
Global X Dax Germany ETF	(99,000)	(4,537,665)
iShares MSCI India ETF*	(462,318)	(23,023,436)
iShares Russell 2000 ETF	(76,000)	(22,131,200)
Roundhill Magnificent Seven ETF	(145,219)	(9,578,645)
SPDR Dow Jones Industrial Average ETF Trust	(78,512)	(41,165,412)
SPDR S&P 500 ETF Trust	(66,846)	(49,935,967)
State Street SPDR Portfolio S&P 500 Value ETF	(707,705)	(43,920,172)

		(194,292,497)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short July 31, 2026 (Unaudited) (Continued)

EXCHANGE TRADED FUNDS—(4.6)% (CONT.)
APPLICATION SOFTWARE—(0.1)%
iShares Expanded Tech-Software Sector ETF	(64,120)	$(6,064,470)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $187,557,852)		$(200,356,967)
Total Securities Sold Short (Proceeds $397,128,532)		$(411,313,653)

ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—77.1%
ADVERTISING & MARKETING—0.9%
AppLovin Corp., Cl. A+,*	4,819	$ 1,907,842
AEROSPACE & DEFENSE—2.2%
AAR Corp.*	7,735	1,083,209
Applied Aerospace & Defense, Inc.*	27	505
HEICO Corp.+	2,775	988,899
Kratos Defense & Security Solutions, Inc.+,*	448	20,877
Loar Holdings, Inc.*	3,322	227,391
StandardAero, Inc.*	7,238	212,146
TransDigm Group, Inc.+	1,848	2,318,094

		4,851,121
APPLICATION SOFTWARE—5.6%
Cadence Design Systems, Inc.+,*	10,091	3,431,142
DigitalOcean Holdings, Inc.*	10,691	1,256,192
HubSpot, Inc.+,*	10,732	2,547,347
Liftoff Mobile, Inc.*	13,393	297,325
nCino, Inc.*	21,739	401,302
Salesforce, Inc.+	14,947	2,750,547
SAP SE ADR	7,671	1,408,549
Waystar Holding Corp.*	16,900	356,759

		12,449,163
ASSET MANAGEMENT—0.7%
Hamilton Lane, Inc., Cl. A+	6,526	580,227
StepStone Group, Inc., Cl. A+	24,270	1,064,482

		1,644,709
BEVERAGES—0.9%
Celsius Holdings, Inc.+,*	65,470	1,912,379
BIOTECHNOLOGY & PHARMACEUTICALS—9.9%
Abivax SA ADR+,*	14,532	1,815,337
ACADIA Pharmaceuticals, Inc.+,*	49,154	1,271,614
Arrowhead Pharmaceuticals, Inc.*	13,059	1,105,444
Biogen, Inc.*	8,124	1,648,766
Dianthus Therapeutics, Inc.*	9,910	1,059,577
Eli Lilly & Co.+	2,295	2,636,588
Forte Biosciences, Inc.*	28,961	2,218,413
Ionis Pharmaceuticals, Inc.*	9,546	494,196
Johnson & Johnson+	11,196	2,870,095
Merck & Co., Inc.	10,392	1,353,038
Nektar Therapeutics*	14,910	1,053,690
Novo Nordisk A/S, Cl. B ADR+	40,249	1,894,923
Teva Pharmaceutical Industries Ltd. ADR+,*	59,295	2,075,918
Ultragenyx Pharmaceutical, Inc.*	24,767	616,946

		22,114,545
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—77.1% (CONT.)
CABLE & SATELLITE—1.2%
Space Exploration Technologies Corp., Cl. A+,*	24,229	$ 2,625,697
COMMERCIAL SUPPORT SERVICES—1.6%
Casella Waste Systems, Inc., Cl. A+,*	4,898	439,400
Cintas Corp.+	11,977	2,450,854
First Advantage Corp.*	11,666	231,453
Legence Corp., Cl. A*	2,326	148,701
Target Hospitality Corp.*	11,249	170,985
Waste Connections, Inc.+	474	79,338

		3,520,731
CONSUMER SERVICES—0.2%
Stride, Inc.*	6,589	529,031
E-COMMERCE DISCRETIONARY—1.0%
eBay, Inc.+	19,705	2,246,567
ELECTRIC UTILITIES—1.0%
Fervo Energy Co., Cl. A+,*	102,821	2,317,585
ELECTRICAL EQUIPMENT—2.7%
Arxis, Inc., Cl. A*	27,855	1,512,527
Forgent Power Solutions, Inc., Cl. A+,*	102,899	3,423,450
Modine Manufacturing Co.*	2,472	497,020
Novanta, Inc.*	3,811	543,258

		5,976,255
ENGINEERING & CONSTRUCTION—1.3%
Cardinal Infrastructure Group, Inc., Cl. A*	31,774	1,966,493
Everus Construction Group, Inc.*	377	47,287
Sterling Infrastructure, Inc.*	168	100,257
Tutor Perini Corp.	9,107	762,711

		2,876,748
ENTERTAINMENT CONTENT—0.6%
Take-Two Interactive Software, Inc.+,*	5,736	1,393,389
HEALTH CARE FACILITIES & SERVICES—0.5%
Progyny, Inc.+,*	9,999	311,269
RadNet, Inc.*	11,641	742,463

		1,053,732
HOME & OFFICE PRODUCTS—0.7%
SharkNinja, Inc.*	9,083	1,469,357
INDUSTRIAL INTERMEDIATE PRODUCTION—0.1%
Xometry, Inc., Cl. A*	2,851	244,388
INDUSTRIAL SUPPORT SERVICES—0.5%
SiteOne Landscape Supply, Inc.+,*	2,386	225,334
VSE Corp.	4,855	943,763

		1,169,097
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—77.1% (CONT.)
INFRASTRUCTURE SOFTWARE—10.2%
Akamai Technologies, Inc.*	13,985	$ 1,610,792
Crowdstrike Holdings, Inc., Cl. A+,*	19,720	3,763,759
MongoDB, Inc., Cl. A+,*	8,541	2,882,417
Nebius Group NV, Cl. A+,*	30,211	5,752,477
Okta, Inc., Cl. A*	8,781	1,246,287
Paylocity Holding Corp.*	1,773	244,488
SentinelOne, Inc., Cl. A*	68,158	1,299,091
Snowflake, Inc.+,*	9,752	2,860,067
Twilio, Inc., Cl. A+,*	15,991	3,155,824

		22,815,202
INSTITUTIONAL FINANCIAL SERVICES—0.7%
Goldman Sachs Group, Inc.	1,338	1,362,593
Miami International Holdings, Inc.*	460	21,638
Piper Sandler Cos.	2,586	196,019

		1,580,250
INSURANCE—0.0%
Neptune Insurance Holdings, Inc., Cl. A*	844	26,763
Palomar Holdings, Inc.*	168	22,477

		49,240
INTERNET MEDIA & SERVICES—9.3%
Airbnb, Inc., Cl. A*	9,161	1,388,075
Alphabet, Inc., Cl. A+	26,376	9,393,285
Anthropic PBC, Series G(a),*,@	2,003	1,179,767
Match Group, Inc.+	49,377	1,945,947
Reddit, Inc., Cl. A+,*	9,960	1,401,073
Spotify Technology SA+,*	4,270	2,134,744
VeriSign, Inc.+	11,968	3,470,959

		20,913,850
LEISURE FACILITIES & SERVICES—1.9%
Brinker International, Inc.+,*	8,936	1,909,623
First Watch Restaurant Group, Inc.*	17,039	218,951
Madison Square Garden Sports Corp., Cl. A+,*	5,113	2,012,886
Wingstop, Inc.	1,107	143,346

		4,284,806
LEISURE PRODUCTS—0.9%
Amer Sports, Inc.+,*	57,449	2,040,014
MACHINERY—0.0%
Cadre Holdings, Inc.	3,502	107,967
MEDICAL EQUIPMENT & DEVICES—5.3%
Artivion, Inc.*	31,715	850,913
Glaukos Corp.*	2,140	356,781
Impulse Dynamics PLC, Series A(a),*,@	3,485,265	198,660
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—77.1% (CONT.)
MEDICAL EQUIPMENT & DEVICES—5.3% (CONT.)
iRhythm Technologies, Inc.*	3,605	$ 422,398
Natera, Inc.+,*	10,028	2,685,097
Neogen Corp.*	62,025	746,781
Repligen Corp.+,*	14,422	2,033,646
Thermo Fisher Scientific, Inc.+	5,049	2,899,641
Veracyte, Inc.*	10,896	504,703
West Pharmaceutical Services, Inc.	3,675	1,253,028

		11,951,648
METALS & MINING—0.6%
Freeport-McMoRan, Inc.	22,733	1,423,768
OIL & GAS SERVICES & EQUIP—0.0%
Solaris Energy Infrastructure, Inc., Cl. A	511	26,270
REAL ESTATE SERVICES—0.7%
FirstService Corp.+	11,935	1,681,522
RETAIL - CONSUMER STAPLES—0.2%
Ollie's Bargain Outlet Holdings, Inc.+,*	7,037	517,008
SEMICONDUCTOR MANUFACTURING—1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR+	8,499	3,435,721
SEMICONDUCTOR DEVICES—4.4%
Advanced Micro Devices, Inc.+,*	3,611	1,719,378
Astera Labs, Inc.+,*	4,179	1,300,630
Impinj, Inc.*	3,893	589,244
NVIDIA Corp.+	24,328	4,883,846
Semtech Corp.*	5,800	683,356
Silicon Motion Technology Corp. ADR	965	244,724
SiTime Corp.*	628	336,106

		9,757,284
SPECIALTY FINANCE—2.4%
Mastercard, Inc., Cl. A+	3,746	2,146,833
S&P Global, Inc.+	6,179	2,545,315
Upstart Holdings, Inc.+,*	23,498	644,785

		5,336,933
TECHNOLOGY HARDWARE—6.2%
Applied Optoelectronics, Inc.+,*	13,021	1,228,141
Arista Networks, Inc.+,*	10,362	1,868,787
F5, Inc.+,*	2,416	972,609
Lumentum Holdings, Inc.+,*	4,604	3,286,980
Western Digital Corp.+	11,997	6,536,445

		13,892,962
TRANSPORTATION & LOGISTICS—0.2%
RXO, Inc.*	12,538	253,895
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—77.1% (CONT.)
TRANSPORTATION & LOGISTICS—0.2% (CONT.)
XPO, Inc.*	1,484	$ 298,239

		552,134
WHOLESALE - CONSUMER STAPLES—1.0%
Performance Food Group Co.+,*	19,370	2,215,734
TOTAL COMMON STOCKS (Cost $144,587,272)		172,884,649
PREFERRED STOCKS—4.3%
APPLICATION SOFTWARE—2.9%
Open AI Group PBC, Series C(a),*,@	1,166	801,843
SB Technology, Inc., Series E(a),*,@	114,903	4,141,104
SB Technology, Inc., Series F(a),*,@	38,842	1,607,282

		6,550,229
MACHINERY—1.0%
Apptronik, Inc., Series A-X1(a),*,@	12,005	442,505
Figure AI, Inc., Series C(a),*,@	9,049	1,763,288

		2,205,793
MEDICAL EQUIPMENT & DEVICES—0.4%
Impulse Dynamics PLC, Series F-3(a),*,@	13,695,990	903,935
TOTAL PREFERRED STOCKS (Cost $7,309,696)		9,659,957
RIGHTS—0.0%
BIOTECHNOLOGY & PHARMACEUTICALS—0.0%
Tolero CDR(a),*,@	126,108	—
(Cost $67,639)		—
SPECIAL PURPOSE VEHICLES—2.4%
APPLICATION SOFTWARE—0.7%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares)(a),(b),*,@		1,617,935
INTERNET MEDIA & SERVICES—1.7%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, and B-2, and C preferred shares)(a),*,@		3,640,536
TOTAL SPECIAL PURPOSE VEHICLES (Cost $4,022,885)		5,258,471
SHORT-TERM SECURITIES—16.7%
MONEY MARKET FUNDS—16.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.55%(c)	37,430,728	37,430,728
(Cost $37,430,728)		37,430,728
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

PURCHASED CALL OPTIONS—0.0%
EXCHANGE-TRADED OPTIONS PURCHASED—0.0%
ACADIA Pharmaceuticals, Inc., 12/18/2026, $25	672,620	BNP Paribas	260	78,000
( Cost $59,420)				78,000
PURCHASED PUT OPTIONS—0.4%
EXCHANGE-TRADED OPTIONS PURCHASED—0.4%
Invesco QQQ Trust Series 1, 8/21/2026, $710	16,855,755	BNP Paribas	245	609,315
Trump Media & Technology Group Corp., 1/15/2027, $30	118,320	Bank of America	120	240,120

				849,435
TOTAL PURCHASED PUT OPTIONS (Cost $625,243)				849,435

Total Investments (Cost $194,102,883)			100.9%	$226,161,240
Affiliated Securities (Cost $1,638,935)				1,617,935
Unaffiliated Securities (Cost $192,463,948)				224,543,305
Securities Sold Short (Proceeds $96,360,846)			(41.5)%	(93,023,494)
Other Assets in Excess of Liabilities			40.6%	91,105,514
NET ASSETS			100.0%	$224,243,260

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 3 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2026.
*	Non-income producing security.
+	All or a portion of this security is held as collateral for securities sold short.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2026
2026 VDC LP	3/2/26, 4/1/26	$1,638,935	$1,617,935	0.7%
Anthropic PBC, Series G	3/31/26	519,050	1,179,767	0.5%
Apptronik, Inc., Series A-X1	1/29/26	443,791	442,505	0.2%
Disruptive Technology Solutions LI, LLC	11/4/25, 4/28/26	2,383,950	3,640,536	1.7%
Figure AI, Inc., Series C	11/18/25, 6/10/26	1,763,936	1,763,288	0.8%
Impulse Dynamics PLC, Series A	2/11/22	3,485,265	198,660	0.1%
Impulse Dynamics PLC, Series F-3	6/2/23	716,529	903,935	0.4%
Open AI Group PBC, Series C	3/31/26	801,843	801,843	0.4%
SB Technology, Inc., Series E	10/23/24	1,977,480	4,141,104	1.8%
SB Technology, Inc., Series F	5/22/26	1,606,117	1,607,282	0.7%
Tolero CDR	2/6/17	67,639	—	0.0%
Total		$15,404,535	$16,296,855	7.3%
Over the counter - Contracts for difference outstanding as of July 31, 2026:

Contract Amount	Counterparty	Reference Company	Market Value	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
31,222	Goldman Sachs & Co.	Amazon.com, Inc.	$749,141	$749,141	$—	$749,141
(6,900)	Goldman Sachs & Co.	Goldman Sachs Biotech High Cash Percentage of Market Cap Basket	(404,780)	—	(404,780)	(404,780)
(16,136)	Goldman Sachs & Co.	Goldman Sachs U.S. Momentum Short Basket	928,380	928,380	—	928,380
10,375	Goldman Sachs & Co.	Meta Platforms, Inc. Cl. A	(904,036)	—	(904,036)	(904,036)
(5,949)	BNP Paribas	SES AI Corp.	5,265	5,265	—	5,265
Total			$373,970	$1,682,786	$(1,308,816)	$373,970
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—(33.6)%
ADVERTISING & MARKETING—(0.6)%
The Trade Desk, Inc., Cl.A*	(79,581)	$(1,435,641)
AEROSPACE & DEFENSE—(0.3)%
FTAI Aviation, Ltd.	(3,619)	(745,514)
APPAREL & TEXTILE PRODUCTS—(1.4)%
Birkenstock Holding PLC*	(28,679)	(1,110,451)
NIKE, Inc., Cl. B	(32,629)	(1,360,956)
On Holding AG, Cl. A*	(20,659)	(748,682)

		(3,220,089)
APPLICATION SOFTWARE—(6.4)%
Adobe, Inc.*	(3,352)	(839,374)
Braze, Inc., Cl. A*	(76,511)	(1,906,654)
Duolingo, Inc., Cl. A*	(8,316)	(1,121,080)
Figma, Inc., Cl. A*	(62,682)	(1,524,426)
JFrog Ltd.*	(5,129)	(409,243)
Life360, Inc.*	(23,648)	(1,278,174)
Omada Health, Inc.*	(10,299)	(204,332)
Palantir Technologies Inc-A, Cl. A*	(13,523)	(1,664,140)
Porch Group Inc*	(36,994)	(534,563)
Quantum Computing, Inc.*	(7,837)	(63,480)
Shopify, Inc., Cl. A*	(14,404)	(1,687,429)
Simulations Plus, Inc.*	(3,173)	(57,844)
Wix.com Ltd.*	(34,422)	(1,894,243)
Workday, Inc., Cl. A*	(5,511)	(883,634)

		(14,068,616)
ASSET MANAGEMENT—(0.4)%
XP, Inc., Cl. A	(45,664)	(779,028)
AUTOMOTIVE—(0.3)%
Aurora Innovation, Inc., Cl. A*	(47,723)	(307,813)
Fisker, Inc.(a),*	(55,316)	—
indie Semiconductor, Inc., Cl. A*	(126,835)	(409,677)
Lucid Group, Inc.*	(5,132)	(37,874)
QuantumScape Corp., Cl. A*	(5,750)	(30,015)

		(785,379)
BANKING—(0.5)%
Atlantic Union Bankshares Corp.	(1,921)	(81,508)
Bank OZK	(11,883)	(609,598)
Eagle Bancorp, Inc.	(14,486)	(401,986)

		(1,093,092)
BEVERAGES—(0.7)%
The Boston Beer Co., Inc., Cl.A*	(8,842)	(1,619,854)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(33.6)% (CONT.)
BIOTECHNOLOGY & PHARMACEUTICALS—(0.6)%
Alnylam Pharmaceuticals, Inc.*	(2,751)	$(565,385)
Palvella Therapeutics, Inc.*	(5,305)	(737,607)

		(1,302,992)
COMMERCIAL SUPPORT SERVICES—(0.7)%
Automatic Data Processing, Inc.	(6,098)	(1,624,873)
CONSTRUCTION MATERIALS—(0.4)%
Carlisle Cos., Inc.	(2,273)	(818,098)
CONTAINERS & PACKAGING—(0.7)%
Ball Corp.	(24,954)	(1,619,515)
ELECTRIC UTILITIES—(1.1)%
Constellation Energy Corp.	(2,916)	(766,179)
Exelon Corp.	(32,196)	(1,475,221)
Oklo, Inc., Cl. A*	(8,158)	(316,775)

		(2,558,175)
ELECTRICAL EQUIPMENT—(0.3)%
A.O. Smith Corp.	(10,602)	(637,498)
SmartRent, Inc.*	(11,841)	(11,959)

		(649,457)
ENTERTAINMENT CONTENT—(0.5)%
ROBLOX Corp., Cl.A*	(29,192)	(1,039,235)
HEALTH CARE FACILITIES & SERVICES—(1.3)%
Chrome Holding Co., Cl. A(a),*	(3,023)	—
DocGo, Inc.*	(4,671)	(3,039)
Medpace Holdings, Inc.*	(215)	(124,079)
Universal Health Services, Inc., Cl. B	(9,785)	(1,648,185)
US Physical Therapy, Inc.	(12,983)	(1,026,436)

		(2,801,739)
HOME & OFFICE PRODUCTS—(0.3)%
Somnigroup International, Inc.	(10,281)	(671,658)
INFRASTRUCTURE SOFTWARE—(1.2)%
CoreWeave, Inc., Cl. A*	(10,295)	(738,872)
IonQ, Inc.*	(11,374)	(414,469)
Oracle Corp	(11,270)	(1,463,635)

		(2,616,976)
INSTITUTIONAL FINANCIAL SERVICES—(0.2)%
Galaxy Digital, Inc., Cl.A*	(15,608)	(327,924)
INTERNET MEDIA & SERVICES—(3.1)%
DoorDash, Inc., Cl. A*	(4,024)	(789,348)
Grab Holdings Ltd., Cl. A*	(243,872)	(853,552)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(33.6)% (CONT.)
INTERNET MEDIA & SERVICES—(3.1)% (CONT.)
Lyft, Inc., Cl. A*	(81,788)	$(1,297,158)
MakeMyTrip Ltd.*	(22,857)	(1,301,706)
Maplebear, Inc.*	(15,752)	(702,539)
Opendoor Technologies, Inc.*	(1,450)	(5,466)
Pinterest, Inc., Cl. A*	(65,654)	(1,576,353)
Rumble, Inc.*	(45,875)	(267,910)
Trump Media & Technology Group Corp.*	(2,738)	(26,997)

		(6,821,029)
IT SERVICES—(1.5)%
Accenture PLC, Cl. A	(10,558)	(1,751,783)
Grid Dynamics Holdings, Inc.*	(20,852)	(143,670)
Infosys Ltd. ADR	(44,892)	(540,051)
International Business Machines Corp.	(3,504)	(783,670)

		(3,219,174)
LEISURE FACILITIES & SERVICES—(2.1)%
Cava Group, Inc.*	(18,207)	(1,187,643)
DraftKings, Inc., Cl. A*	(23,349)	(548,235)
Flutter Entertainment PLC*	(12,863)	(1,343,798)
Royal Caribbean Cruises, Ltd.	(2,671)	(850,179)
Yum! Brands, Inc.	(4,846)	(742,795)

		(4,672,650)
MACHINERY—(1.7)%
CNH Industrial NV	(70,911)	(726,838)
Pentair PLC	(23,502)	(1,537,971)
Symbotic, Inc.*	(37,583)	(1,617,948)

		(3,882,757)
MEDICAL EQUIPMENT & DEVICES—(1.8)%
Beta Bionics, Inc.*	(14,648)	(187,934)
Kestra Medical Technologies Ltd.*	(30,143)	(688,165)
Medline, Inc., Cl. A*	(29,775)	(1,169,562)
ResMed, Inc.	(4,744)	(1,000,889)
Stryker Corp.	(2,927)	(953,324)

		(3,999,874)
REAL ESTATE OWNERS & DEVELOPERS—0.0%
Seritage Growth Properties, Cl.A*	(31,596)	(76,146)
RENEWABLE ENERGY—(0.4)%
Ameresco, Inc., Cl. A*	(9,779)	(206,044)
Fluence Energy, Inc., Cl. A*	(51,829)	(721,978)

		(928,022)
RETAIL - CONSUMER STAPLES—(0.7)%
Dollar General Corp.	(12,968)	(1,647,584)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(33.6)% (CONT.)
RETAIL - DISCRETIONARY—(0.7)%
RH*	(5,182)	$(857,725)
Tractor Supply Co.	(14,186)	(436,503)
Ulta Beauty, Inc.*	(524)	(268,723)

		(1,562,951)
SEMICONDUCTOR MANUFACTURING—(0.1)%
Allegro MicroSystems, Inc.*	(5,297)	(219,825)
SEMICONDUCTOR DEVICES—(1.3)%
Cerebras Systems, Inc., Cl. A*	(7,166)	(1,423,956)
ON Semiconductor Corp.*	(19,337)	(1,578,093)

		(3,002,049)
SPECIALTY FINANCE—(0.7)%
Chime Financial, Inc., Cl. A*	(23,709)	(545,070)
Toast, Inc., Cl. A*	(26,259)	(847,378)

		(1,392,448)
TECHNOLOGY HARDWARE—(1.0)%
D-Wave Quantum, Inc.*	(3,763)	(68,035)
HP, Inc.	(73,009)	(1,990,955)
PAR Technology Corp.*	(18,166)	(307,914)
Rigetti Computing, Inc.*	(2,978)	(44,521)
Velo3D, Inc.*	(751)	(7,608)

		(2,419,033)
TRANSPORTATION & LOGISTICS—(0.6)%
United Parcel Service, Inc., Cl.B	(13,520)	(1,409,054)
TOTAL COMMON STOCKS (Proceeds $78,660,028)		$(75,030,451)
REAL ESTATE INVESTMENT TRUSTS—(0.4)%
REIT—(0.4)%
Easterly Government Properties, Inc.	(8,388)	(204,332)
Empire State Realty Trust, Inc.	(6,857)	(34,696)
Equinix, Inc.	(728)	(742,036)

		(981,064)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $1,005,893)		$(981,064)

EXCHANGE TRADED FUNDS—(7.5)%
MARKET INDICES—(7.5)%
iShares Russell 2000 ETF	(20,309)	(5,913,981)
iShares Russell 2000 Growth ETF	(17,770)	(6,586,806)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short July 31, 2026 (Unaudited) (Continued)

EXCHANGE TRADED FUNDS—(7.5)% (CONT.)
MARKET INDICES—(7.5)% (CONT.)
iShares Semiconductor ETF	(8,935)	$(4,511,192)

		(17,011,979)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $16,694,925)		$(17,011,979)
Total Securities Sold Short (Proceeds $96,360,846)		$(93,023,494)

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 3 - Fair Value Measurements.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.5%
ARGENTINA—1.4%
TRANSPORTATION & LOGISTICS—1.4%
Corp. America Airports SA *	12,453	$ 320,914
(Cost $274,482)
BRAZIL—7.1%
AEROSPACE & DEFENSE—1.7%
Embraer SA ADR	5,655	386,406
BANKING—1.9%
NU Holdings Ltd., Cl. A *	29,450	422,018
COMMERCIAL SUPPORT SERVICES—1.2%
Orizon Valorizacao de Residuos SA *	19,818	276,521
E-COMMERCE DISCRETIONARY—1.2%
MercadoLibre, Inc. *	137	257,279
RETAIL - CONSUMER STAPLES—1.1%
Raia Drogasil SA	68,596	251,426

TOTAL BRAZIL (Cost $1,118,122)		1,593,650
CHINA—16.2%
AUTOMOTIVE—2.4%
Contemporary Amperex Technology Co., Ltd., Cl. A	9,309	545,738
BIOTECHNOLOGY & PHARMACEUTICALS—0.7%
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Cl. H	22,837	166,454
E-COMMERCE DISCRETIONARY—1.8%
Alibaba Group Holding Ltd.	26,702	406,762
INTERNET MEDIA & SERVICES—4.6%
Tencent Holdings Ltd.	16,918	1,033,740
SEMICONDUCTOR MANUFACTURING—1.2%
NAURA Technology Group Co., Ltd., Cl. A	2,629	267,088
SEMICONDUCTOR DEVICES—2.0%
Cambricon Technologies Corp., Ltd., Cl. A	2,691	440,219
TECHNOLOGY HARDWARE—1.2%
Zhongji Innolight Co., Ltd., Cl. A	1,956	260,471
TRANSPORTATION EQUIPMENT—2.3%
Weichai Power Co., Ltd., Cl. H	122,477	512,101

TOTAL CHINA (Cost $3,303,277)		3,632,573
GREECE—3.9%
BANKING—2.2%
National Bank of Greece SA	26,140	489,107
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.5% (CONT.)
GREECE—3.9% (CONT.)
ELECTRIC UTILITIES—1.7%
Metlen Energy & Metals PLC	7,153	$ 381,656

TOTAL GREECE (Cost $558,398)		870,763
HONG KONG—0.7%
SEMICONDUCTOR DEVICES—0.7%
Silicon Motion Technology Corp. ADR	655	166,108
(Cost $171,359)
HUNGARY—3.0%
BANKING—3.0%
OTP Bank Nyrt	4,586	679,378
(Cost $391,183)
INDIA—8.7%
AEROSPACE & DEFENSE—2.0%
Bharat Electronics Ltd.	109,601	445,464
AUTOMOTIVE—2.7%
TVS Motor Co., Ltd.	13,225	597,495
INSTITUTIONAL FINANCIAL SERVICES—1.3%
Multi Commodity Exchange of India Ltd.	10,042	283,386
REAL ESTATE OWNERS & DEVELOPERS—1.2%
Godrej Properties Ltd.	12,746	281,262
SPECIALTY FINANCE—1.5%
Bajaj Finance Ltd.	28,839	344,750

TOTAL INDIA (Cost $1,516,046)		1,952,357
MEXICO—3.2%
BANKING—1.6%
Gentera SAB de CV	156,430	363,177
BEVERAGES—1.6%
Arca Continental SAB de CV	32,009	365,601

TOTAL MEXICO (Cost $739,388)		728,778
PERU—3.2%
BANKING—3.2%
Credicorp Ltd.	1,783	714,234
(Cost $519,050)
PHILIPPINES—3.1%
TRANSPORTATION & LOGISTICS—3.1%
International Container Terminal Services, Inc.	44,172	693,657
(Cost $197,628)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.5% (CONT.)
POLAND—2.3%
RETAIL - CONSUMER STAPLES—2.3%
Pepco Group NV	41,214	$ 507,685
(Cost $353,260)
SOUTH AFRICA—1.8%
BANKING—1.8%
Capitec Bank Holdings Ltd.	1,405	401,177
(Cost $413,365)
SOUTH KOREA—18.5%
AEROSPACE & DEFENSE—1.1%
Hanwha Aerospace Co., Ltd.	370	237,536
ASSET MANAGEMENT—3.7%
SK Square Co., Ltd.	1,200	825,136
ELECTRICAL EQUIPMENT—1.5%
HD Hyundai Electric Co., Ltd.	755	349,134
INSTITUTIONAL FINANCIAL SERVICES—2.4%
Samsung Securities Co., Ltd.	8,008	542,788
SEMICONDUCTOR DEVICES—2.3%
SK hynix, Inc.	454	515,588
TECHNOLOGY HARDWARE—7.5%
Samsung Electronics Co., Ltd.	9,667	1,682,588

TOTAL SOUTH KOREA (Cost $3,205,056)		4,152,770
TAIWAN—19.4%
SEMICONDUCTOR MANUFACTURING—17.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	45,389	3,357,210
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,132	457,611
		3,814,821
TECHNOLOGY HARDWARE—2.4%
Delta Electronics, Inc.	11,202	551,112

TOTAL TAIWAN (Cost $1,650,953)		4,365,933
TURKEY—1.3%
AEROSPACE & DEFENSE—1.3%
Aselsan Elektronik Sanayi Ve Ticaret AS, Cl. B	39,808	286,714
(Cost $314,722)
UNITED STATES—4.7%
CONSUMER SERVICES—2.2%
Laureate Education, Inc. *	13,135	503,202
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.5% (CONT.)
UNITED STATES—4.7% (CONT.)
RETAIL - CONSUMER STAPLES—2.5%
PriceSmart, Inc.	2,852	$ 553,031

TOTAL UNITED STATES (Cost $560,317)		1,056,233
TOTAL COMMON STOCKS (Cost $15,286,606)		22,122,924

MONEY MARKET FUNDS—2.2%
UNITED STATES—2.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.55%(a)	497,040	497,040
(Cost $497,040)		497,040

Total Investments (Cost $15,783,646)	100.7%	$22,619,964
Unaffiliated Securities (Cost $15,783,646)		22,619,964
Liabilities in Excess of Other Assets	(0.7)%	(157,716)
NET ASSETS	100.0%	$22,462,248

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of July 31, 2026.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.5%
ADVERTISING & MARKETING—2.5%
AppLovin Corp., Cl. A*	8,454	$ 3,346,938
APPLICATION SOFTWARE—2.7%
Adobe, Inc.*	5,043	1,262,818
Autodesk, Inc.*	2,575	603,065
Intuit, Inc.	1,072	338,827
Salesforce, Inc.	5,375	989,107
Veeva Systems, Inc., Cl. A*	1,982	403,892

		3,597,709
AUTOMOTIVE—1.9%
Tesla, Inc.*	8,365	2,603,272
BIOTECHNOLOGY & PHARMACEUTICALS—4.2%
AbbVie, Inc.	3,177	797,236
Biogen, Inc.*	4,474	907,998
BioNTech SE ADR*	1,722	155,979
Merck & Co., Inc.	9,217	1,200,054
Novo Nordisk A/S, Cl. B ADR	19,105	899,463
Vertex Pharmaceuticals, Inc.*	2,963	1,413,647
Zoetis, Inc.	3,900	301,431

		5,675,808
CHEMICALS—0.4%
Ecolab, Inc.	2,013	558,869
COMMERCIAL SUPPORT SERVICES—0.7%
Cintas Corp.	4,588	938,842
E-COMMERCE DISCRETIONARY—7.4%
Amazon.com, Inc.*	32,123	8,723,964
MercadoLibre, Inc.*	647	1,215,034

		9,938,998
ELECTRIC UTILITIES—1.5%
Constellation Energy Corp.	3,368	884,942
Fervo Energy Co., Cl. A*	21,091	475,391
NextEra Energy, Inc.	7,950	691,014

		2,051,347
ELECTRICAL EQUIPMENT—4.1%
Eaton Corp. PLC	2,035	844,932
GE Vernova, Inc.	2,679	2,652,987
Trimble, Inc.*	6,114	345,930
Vertiv Holdings Co., Cl. A	6,983	1,686,883

		5,530,732
ENGINEERING & CONSTRUCTION—0.4%
Tetra Tech, Inc.	14,912	494,482
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.5% (CONT.)
ENTERTAINMENT CONTENT—1.5%
Netflix, Inc.*	20,788	$ 1,490,708
Take-Two Interactive Software, Inc.*	2,084	506,245

		1,996,953
HOUSEHOLD PRODUCTS—0.6%
The Procter & Gamble Co.	5,860	846,711
INFRASTRUCTURE SOFTWARE—10.5%
Microsoft Corp.	24,685	11,471,613
MongoDB, Inc., Cl. A*	2,660	897,697
Okta, Inc., Cl. A*	4,920	698,296
ServiceNow, Inc.*	4,077	453,485
Twilio, Inc., Cl. A*	2,864	565,210

		14,086,301
INSTITUTIONAL FINANCIAL SERVICES—1.7%
Morgan Stanley	10,867	2,286,634
INTERNET MEDIA & SERVICES—7.1%
Alphabet, Inc., Cl. A	14,840	5,284,969
Alphabet, Inc., Cl. C	8,270	2,949,496
Spotify Technology SA*	2,762	1,380,834

		9,615,299
IT SERVICES—0.3%
Accenture PLC, Cl. A	2,537	420,939
MACHINERY—0.8%
Veralto Corp.	6,350	597,980
Xylem, Inc.	4,196	490,806

		1,088,786
MEDICAL EQUIPMENT & DEVICES—1.3%
Agilent Technologies, Inc.	4,667	645,772
Edwards Lifesciences Corp.*	7,540	648,968
Intuitive Surgical, Inc.*	1,439	508,442

		1,803,182
RENEWABLE ENERGY—1.2%
First Solar, Inc.*	2,709	571,680
Nextpower, Inc., Cl. A*	8,048	723,274
SOLV Energy, Inc., Cl. A*	11,927	339,085

		1,634,039
RETAIL - DISCRETIONARY—1.1%
The Home Depot, Inc.	4,384	1,455,313
SEMICONDUCTOR MANUFACTURING—8.8%
ASML Holding NV ADR	1,597	2,601,513
Lam Research Corp.	14,287	4,186,377
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.5% (CONT.)
SEMICONDUCTOR MANUFACTURING—8.8% (CONT.)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,670	$ 5,121,847

		11,909,737
SEMICONDUCTOR DEVICES—14.2%
Broadcom, Inc.	10,173	3,960,146
NVIDIA Corp.	75,927	15,242,345

		19,202,491
SPECIALTY FINANCE—5.0%
S&P Global, Inc.	3,336	1,374,199
Visa, Inc., Cl. A	14,519	5,315,841

		6,690,040
TECHNOLOGY HARDWARE—12.9%
Apple, Inc.	25,223	7,791,637
F5, Inc.*	1,696	682,759
Flex Ltd.*	31,548	3,588,585
Western Digital Corp.	9,806	5,342,701

		17,405,682
TELECOMMUNICATIONS—0.2%
GDS Holdings Ltd. ADR*	8,682	284,249
TRANSPORTATION & LOGISTICS—0.5%
Union Pacific Corp.	2,438	712,213
TOTAL COMMON STOCKS (Cost $45,985,863)		126,175,566
PREFERRED STOCKS—1.2%
APPLICATION SOFTWARE—0.7%
Databricks, Inc., Series K(a),*,@	2,612	628,735
Databricks, Inc., Series L(a),*,@	1,118	269,114

		897,849
MACHINERY—0.5%
Figure AI, Inc., Series C(a),*,@	3,677	716,500
TOTAL PREFERRED STOCKS (Cost $1,320,983)		1,614,349
REAL ESTATE INVESTMENT TRUSTS—1.5%
REIT—1.5%
Equinix, Inc.	990	1,009,087
Prologis, Inc.	6,793	982,336
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,189,090)		1,991,423
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLES—0.6%
INTERNET MEDIA & SERVICES—0.6%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, and B-2 preferred shares)(a),*,@		$ 792,410
(Cost $324,205)		792,410
SHORT-TERM SECURITIES—3.4%
MONEY MARKET FUNDS—3.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.55%(b)	4,619,434	4,619,434
(Cost $4,619,434)		4,619,434

Total Investments (Cost $53,439,575)	100.2%	$135,193,182
Unaffiliated Securities (Cost $53,439,575)		135,193,182
Liabilities in Excess of Other Assets	(0.2)%	(309,787)
NET ASSETS	100.0%	$134,883,395

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 3 - Fair Value Measurements.
(b)	Rate shown reflects 7-day effective yield as of July 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2026
Databricks, Inc., Series K	9/8/25	$391,800	$628,735	0.5%
Databricks, Inc., Series L	12/16/25	212,420	269,114	0.2%
Disruptive Technology Solutions LI, LLC	11/4/25	324,205	792,410	0.6%
Figure AI, Inc., Series C	6/10/26	716,763	716,500	0.5%
Total		$1,645,188	$2,406,759	1.8%
See Notes to Financial Statements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series – Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.
Each Fund offers one or more of the following share classes: Class A, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I shares, Class Z shares and Class Y shares are generally sold to institutional investors and are sold without an initial or deferred sales charge and Class Z shares and Class Y shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Funds' investment adviser (“Alger Management” or the “Investment Manager”), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s oversight. The Valuation Designee

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board, at least quarterly. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Contracts for difference ("CFDs") are privately negotiated in the over-the-counter market ("OTC CFDs"). OTC CFDs are valued at the last reported sale or official closing price on the primary market or exchange of the underlying asset or liability. In the absence of quoted sales, such securities are generally valued at the bid price, or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 3.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, bookings multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, performance of comparable publicly traded securities, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the valuations that would have been assigned by the Funds had there been an active market for such securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2026 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, Alger Management has determined that presenting them by security type and sector is appropriate.

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communications	$563,411,376	$558,596,301	$—	$4,815,075
Consumer Discretionary	450,015,368	450,015,368	—	—
Consumer Staples	21,427,054	21,427,054	—	—
Energy	33,635,224	33,635,224	—	—
Financials	82,327,435	82,327,435	—	—
Health Care	401,854,390	401,854,390	—	—
Industrials	306,881,287	306,881,287	—	—
Materials	55,627,065	55,627,065	—	—
Technology	2,347,335,346	2,324,291,756	23,043,590	—
Utilities	116,096,530	116,096,530	—	—
TOTAL COMMON STOCKS	$4,378,611,075	$4,350,752,410	$23,043,590	$4,815,075
PREFERRED STOCKS
Industrials	59,386,660	—	—	59,386,660
Technology	130,693,673	—	—	130,693,673
TOTAL PREFERRED STOCKS	$190,080,333	$—	$—	$190,080,333
REAL ESTATE INVESTMENT TRUSTS
Real Estate	14,885,299	14,885,299	—	—
SPECIAL PURPOSE VEHICLES
Communications	40,470,064	—	—	40,470,064
Technology	39,724,844	—	—	39,724,844
TOTAL SPECIAL PURPOSE VEHICLES	$80,194,908	$—	$—	$80,194,908
SHORT-TERM INVESTMENTS
Money Market Funds	251,048	251,048	—	—
TOTAL INVESTMENTS IN SECURITIES	$4,664,022,663	$4,365,888,757	$23,043,590	$275,090,316

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SECURITIES SOLD SHORT
COMMON STOCKS
Communications	$(32,845,212)	$(32,845,212)	$—	$—
Consumer Discretionary	(7,441,648)	(7,441,648)	—	—
Consumer Staples	(10,813,789)	(10,813,789)	—	—
Financials	(7,708,602)	(7,708,602)	—	—
Health Care	(8,060,798)	(8,060,798)	—	—
Industrials	(25,691,589)	(25,691,589)	—	—
Materials	(13,054,818)	(13,054,818)	—	—
Technology	(85,903,494)	(80,210,058)	(5,693,436)	—
Utilities	(11,117,536)	(11,117,536)	—	—
TOTAL COMMON STOCKS	$(202,637,486)	$(196,944,050)	$(5,693,436)	$—
REAL ESTATE INVESTMENT TRUSTS
Real Estate	(8,319,200)	(8,319,200)	—	—
EXCHANGE TRADED FUNDS
Exchange Traded Funds	(109,206,913)	(109,206,913)	—	—
Technology	(6,064,470)	(6,064,470)	—	—
Utilities	(85,085,584)	(85,085,584)	—	—
TOTAL EXCHANGE TRADED FUNDS	$(200,356,967)	$(200,356,967)	$—	$—
TOTAL SECURITIES SOLD SHORT	$(411,313,653)	$(405,620,217)	$(5,693,436)	$—

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communications	$26,840,778	$25,661,011	$—	$1,179,767
Consumer Discretionary	10,569,775	10,569,775	—	—
Consumer Staples	4,645,121	4,645,121	—	—
Energy	26,270	26,270	—	—
Financials	8,611,132	8,611,132	—	—
Health Care	35,119,925	34,921,265	—	198,660
Industrials	19,298,441	19,298,441	—	—
Materials	1,423,768	1,423,768	—	—
Real Estate	1,681,522	1,681,522	—	—
Technology	62,350,332	62,350,332	—	—
Utilities	2,317,585	2,317,585	—	—
TOTAL COMMON STOCKS	$172,884,649	$171,506,222	$—	$1,378,427
PREFERRED STOCKS
Health Care	903,935	—	—	903,935
Industrials	2,205,793	—	—	2,205,793
Technology	6,550,229	—	—	6,550,229
TOTAL PREFERRED STOCKS	$9,659,957	$—	$—	$9,659,957
RIGHTS
Health Care	— [1]	—	—	— [1]
SPECIAL PURPOSE VEHICLES
Communications	3,640,536	—	—	3,640,536

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Technology	$1,617,935	$—	$—	$1,617,935
TOTAL SPECIAL PURPOSE VEHICLES	$5,258,471	$—	$—	$5,258,471
SHORT-TERM INVESTMENTS
Money Market Funds	37,430,728	37,430,728	—	—
PURCHASED OPTIONS
Communications	240,120	240,120	—	—
Exchange Traded Funds	609,315	609,315	—	—
Health Care	78,000	78,000	—	—
TOTAL PURCHASED OPTIONS	$927,435	$927,435	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$226,161,240	$209,864,385	$—	$16,296,855
FINANCIAL DERIVATIVE INSTRUMENTS - ASSETS
Over the counter - Contracts for difference	1,682,786	—	1,682,786	—
SECURITIES SOLD SHORT
COMMON STOCKS
Communications	(9,295,905)	(9,295,905)	—	—
Consumer Discretionary	(10,912,727)	(10,912,727)	—	—
Consumer Staples	(3,267,438)	(3,267,438)	—	—
Energy	(928,022)	(928,022)	—	—
Financials	(3,592,492)	(3,592,492)	—	—
Health Care	(8,104,605)	(8,104,605)	—	—
Industrials	(8,311,655)	(8,311,655)	—	—
Materials	(2,437,613)	(2,437,613)	—	—
Real Estate	(76,146)	(76,146)	—	—
Technology	(25,545,673)	(25,545,673)	—	—
Utilities	(2,558,175)	(2,558,175)	—	—
TOTAL COMMON STOCKS	$(75,030,451)	$(75,030,451)	$—	$—
REAL ESTATE INVESTMENT TRUSTS
Real Estate	(981,064)	(981,064)	—	—
EXCHANGE TRADED FUNDS
Exchange Traded Funds	(17,011,979)	(17,011,979)	—	—
TOTAL SECURITIES SOLD SHORT	$(93,023,494)	$(93,023,494)	$—	$—
FINANCIAL DERIVATIVE INSTRUMENTS - LIABILITIES
Over the counter - Contracts for difference	(1,308,816)	—	(1,308,816)	—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Emerging Markets Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communications	$1,033,740	$—	$1,033,740	$—
Consumer Discretionary	2,310,476	760,481	1,549,995	—
Consumer Staples	1,677,743	1,170,058	507,685	—
Financials	5,065,151	1,499,429	3,565,722	—
Health Care	166,454	—	166,454	—
Industrials	3,508,447	1,270,555	2,237,892	—
Real Estate	281,262	—	281,262	—
Technology	7,697,995	623,719	7,074,276	—
Utilities	381,656	—	381,656	—
TOTAL COMMON STOCKS	$22,122,924	$5,324,242	$16,798,682	$—
SHORT-TERM INVESTMENTS
Money Market Funds	497,040	497,040	—	—
TOTAL INVESTMENTS IN SECURITIES	$22,619,964	$5,821,282	$16,798,682	$—

Alger Responsible Investing Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communications	$15,243,439	$15,243,439	$—	$—
Consumer Discretionary	13,997,583	13,997,583	—	—
Consumer Staples	846,711	846,711	—	—
Energy	1,634,039	1,634,039	—	—
Financials	8,976,674	8,976,674	—	—
Health Care	7,478,990	7,478,990	—	—
Industrials	8,765,055	8,765,055	—	—
Materials	558,869	558,869	—	—
Technology	66,622,859	66,622,859	—	—
Utilities	2,051,347	2,051,347	—	—
TOTAL COMMON STOCKS	$126,175,566	$126,175,566	$—	$—
PREFERRED STOCKS
Industrials	716,500	—	—	716,500
Technology	897,849	—	—	897,849
TOTAL PREFERRED STOCKS	$1,614,349	$—	$—	$1,614,349
REAL ESTATE INVESTMENT TRUSTS
Real Estate	1,991,423	1,991,423	—	—
SPECIAL PURPOSE VEHICLES
Communications	792,410	—	—	792,410
SHORT-TERM INVESTMENTS
Money Market Funds	4,619,434	4,619,434	—	—
TOTAL INVESTMENTS IN SECURITIES	$135,193,182	$132,786,423	$—	$2,406,759

[1]	Alger Dynamic Opportunities Fund's holdings of Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of July 31, 2026.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Common Stocks
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	2,696,635
Purchases and Sales/Distributions
Purchases	2,118,440
Sales/Distributions	—
Closing balance at July 31, 2026	4,815,075
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$2,696,635

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2025	$68,543,421
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	51,049,452
Purchases and Sales/Distributions
Purchases	70,487,460
Sales/Distributions	—
Closing balance at July 31, 2026	190,080,333
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$51,049,452

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	15,957,922
Purchases and Sales/Distributions
Purchases	64,236,986
Sales/Distributions	—
Closing balance at July 31, 2026	80,194,908
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$15,957,922

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2025	$125,469
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	733,908
Purchases and Sales/Distributions
Purchases	519,050
Sales/Distributions	—
Closing balance at July 31, 2026	1,378,427
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$733,908

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2025	$2,758,152
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	2,286,118
Purchases and Sales/Distributions
Purchases	4,615,687
Sales/Distributions	—
Closing balance at July 31, 2026	9,659,957
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$2,286,118

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2025	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2026	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,235,586
Purchases and Sales/Distributions
Purchases	4,022,885
Sales/Distributions	—
Closing balance at July 31, 2026	5,258,471
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$1,235,586

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Responsible Investing Fund	Preferred Stocks
Opening balance at November 1, 2025	$391,800
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	293,366
Purchases and Sales/Distributions
Purchases	929,183
Sales/Distributions	—
Closing balance at July 31, 2026	1,614,349
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$293,366

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Responsible Investing Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	468,205
Purchases and Sales/Distributions
Purchases	324,205
Sales/Distributions	—
Closing balance at July 31, 2026	792,410
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2026	$468,205

*	Includes securities that have been fair valued at zero.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of July 31, 2026. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements at July 31, 2026.

	Fair Value July 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Spectra Fund
Common Stocks	$4,815,075	Market Approach	Transaction Price	0%	N/A (a)
Preferred Stocks	88,389,339	Market Approach	Revenue Multiple	21.35x-26.75x	26.14x
	101,690,994	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 80.00%-90.00% 4.45%	0% 5 years 84.16% 4.45%
Special Purpose Vehicles	39,724,844	Market Approach	Revenue Multiple	32.5x	N/A (a)
	40,470,064	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.45%	N/A (a) N/A (a) N/A (a) N/A (a)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value July 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Dynamic Opportunities Fund
Common Stocks	$1,179,767	Market Approach	Transaction Price	0%	N/A (a)
	198,660	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1 year 80.00% 4.08%	N/A (a) N/A (a) N/A (a) N/A (a)
Preferred Stocks	801,843	Market Approach	Revenue Multiple	21.35x	N/A (a)
	8,858,114	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1-5 years 80.00%-90.00% 4.08%-4.45%	0% 4.59 years 86.49% 4.41%
Rights	— *	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A (a) N/A (a)
Special Purpose Vehicles	1,617,935	Market Approach	Revenue Multiple	32.5x	N/A (a)
	3,640,536	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.45%	N/A (a) N/A (a) N/A (a) N/A (a)
Alger Responsible Investing Fund
Preferred Stocks	897,849	Market Approach	Revenue Multiple	26.75x	26.75x
	716,500	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.45%	N/A (a) N/A (a) N/A (a) N/A (a)
Special Purpose Vehicles	792,410	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.45%	N/A (a) N/A (a) N/A (a) N/A (a)

*	Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of July 31, 2026.
(a)	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
The significant unobservable inputs used in the fair value measurement of each Fund's securities include revenue, bookings, and EBITDA multiples, publicly traded comparable securities’ market value and revenue multiples, transaction pricing, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Generally, all other things being equal, increases in revenue, bookings, and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues, bookings, and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the nine months ended July 31, 2026, Alger Management updated the valuation methodology used to value Impulse Dynamics PLC, Series A, Impulse Dynamics PLC, Series F-3, and SB Technology Inc., Series E to include the option pricing method which considers a wide range of exit values to calculate the valuation of these investments. There were no other changes in valuation methodology for any other Level 3 investments.
NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
Options — The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may also purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds may also write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended July 31, 2026, options were used in accordance with these objectives.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.
Contracts for Difference — The Funds may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, a basket of stocks, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from a decrease in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be made at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, a Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
NOTE 5 — Affiliated Securities:

During the period ended July 31, 2026, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the period ended July 31, 2026 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at July 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2026
Alger Spectra Fund
Special Purpose Vehicles
2026 VDC LP [1]	—	—	—	—	$—	$—	$(515,608)	$39,724,844
Crosslink Ventures C, LLC, Cl. A [2]	—	—	—	—	—	—	4,271,809	—
Crosslink Ventures C, LLC, Cl. B [2]	—	—	—	—	—	—	2,641,896	—
Total	—	—	—	—	$—	$—	$6,398,097	$39,724,844

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at July 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2026
Alger Dynamic Opportunities Fund
Special Purpose Vehicles
2026 VDC LP [1]	—	—	—	—	$—	$—	$(21,000)	$1,617,935
Crosslink Ventures C, LLC, Cl. A [2]	—	—	—	—	—	—	537,609	—
Crosslink Ventures C, LLC, Cl. B [2]	—	—	—	—	—	—	317,605	—
Total	—	—	—	—	$—	$—	$834,214	$1,617,935
1The Alger Fund Complex and other entities managed by Alger Management owned greater than 25% of 2026 VDC LP.
2 Crosslink Ventures C, LLC liquidated and distributed shares of Chime Financial, Inc. Class A during the period, and is no longer deemed an affiliate of the Fund. Prior to the distribution of shares, the Alger Fund Complex and other entities managed by Alger Management fully owned Crosslink Ventures C, LLC, Class A and Crosslink Ventures C, LLC, Class B.